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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    December 13, 2010
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:          8
                                        --------------------

Form 13F Information Table Value Total:    18,927 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
COMPUCREDIT HLDGS CORP         COM              20478T107  1321    333795   SH         DEFINED     01:02      333795     0      0
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307  2742    216666   SH         DEFINED     01:02      216666     0      0
ENDEAVOUR INTL CORP            COM              29259G101   300    283727   SH         DEFINED     01:02      283727     0      0
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2   580   2000000   PRN        DEFINED     01:02     2000000     0      0
FLOTEK INDS INC DEL            COM              343389102   366    303115   SH         DEFINED     01:02      303115     0      0
FLOTEK INDS INC DEL            NOTE 5.250% 2/1  343389AA0  4803   9000000   PRN        DEFINED     01:02     9000000     0      0
RENTECH INC                    NOTE 4.000% 4/1  760112AA0  6996  10213000   PRN        DEFINED     01:02    10213000     0      0
WEATHERFORD INTERNATIONAL LT   REG              H27013103  1819    138466   SH         DEFINED     02         138466     0      0